Income taxes: (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Income (loss) for the year
Canadian	$ (2,178,334)	$ (4,012,706)	$ (2,972,573)
Foreign	4,615,378	7,807,249	4,262,002
Income (loss) for the year	2,437,044	3,794,543	1,289,429
Canadian federal and provincial income taxes at 27% (2016 - 27%; 2015 - 27%)	(658,000)	(1,025,000)	(348,000)
Permanent differences and other items	(335,000)	(758,000)	(537,000)
Foreign tax rate in foreign jurisdictions	656,000	2,159,000	652,000
Change in unrecognized deferred tax assets	9,397,000	(546,000)	612,000
Income tax expense	$ 9,060,000	$ (170,000)	$ 379,000

[1]	Restated